Related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Related Party Transactions

Balances payable to related parties are as follows:

	As of March 31,
	2018						2019
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	21,758.0	Rs.	11,771.8	Rs.	33,529.8	Rs.	32,176.8	Rs.	14,170.1	Rs.	46,346.9	US$	670.1
Balances in interest-bearing deposits		10,749.7		1,905.0		12,654.7		733.1		1,732.9		2,466.0		35.7
Accrued expenses and other liabilities		327.8		—		327.8		836.4		0.0		836.4		12.1

Total	Rs.	32,835.5	Rs.	13,676.8	Rs.	46,512.3	Rs.	33,746.3	Rs.	15,903.0	Rs.	49,649.3	US$	717.9

Balances receivable from related parties are as follows:

	As of March 31,
	2018						2019
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	0.0	Rs.	55.0	Rs.	55.0	Rs.	0.0	Rs.	33.9	Rs.	33.9	US$	0.5
Other assets		288.1		2,317.3		2,605.4		310.2		1,474.7		1,784.9		25.8

Total	Rs.	288.1	Rs.	2,372.3	Rs.	2,660.4	Rs.	310.2	Rs.	1,508.6	Rs.	1,818.8	US$	26.3

Purchase of property and equipment from related parties for the years ended March 31, 2018 and 2019 were nil. Purchase and sale of investments from Others for the year ended March 31, 2019 were Rs. 6,490.7 million (previous year Rs. 4,565.9 million) and Rs. 22,236.2 million (previous year Rs. 5,099.3 million), respectively. Investments of Others in the Bank’s subordinated debt for the fiscal year ended March 31, 2019 were Rs. 250.0 million (previous year Rs. 250.0 million).

Included in the determination of net income are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2017						2018						2019
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	2,074.5	Rs.	10,356.4	Rs.	12,430.9	Rs.	2,642.7	Rs.	14,913.5	Rs.	17,556.2	Rs.	2,829.7	Rs.	14,558.3	Rs.	17,388.0	US$	251.4
Interest and Dividend revenue		0.0		37.2		37.2		132.8		1,396.9		1,529.7		352.0		1,549.7		1,901.7		27.5
Interest expense-Deposits		(55.7)		(117.7)		(173.4)		(59.6)		(115.9)		(175.5)		(54.9)		(138.0)		(192.9)		(2.8)
Non-interest expense-Administrative and other		(3,405.7)		(1,582.2)		(4,987.9)		(4,031.9)		(2,266.8)		(6,298.7)		(4,838.3)		(2,841.7)		(7,680.0)		(111.0)
Non-interest expense-Premises and equipment		(25.3)		(7.7)		(33.0)		(19.8)		(7.6)		(27.4)		(31.2)		(6.1)		(37.3)		(0.5)